Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted	$ (0.77)	$ (0.70)	$ (2.33)